Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment financial information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431
Year Ended June 30, 2010
Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

Reconciliation of operating income for reportable segments to the consolidated income before income taxes

Year Ended June 30,	2012	2011	2010
Operating income for reportable segments	$178,476	$157,591	$103,823
Adjustments for:
Intangible amortization — Service Center Based Distribution	3,834	3,384	1,890
Intangible amortization — Fluid Power Businesses	7,631	7,998	8,261
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest (income) expense, net	(9)	1,668	5,458
Other expense (income), net	1,578	(3,793)	(425)
Income before income taxes	$166,826	$152,888	$105,017

Net sales by product category

Year Ended June 30,	2012	2011	2010
Industrial	$1,680,926	$1,559,859	$1,357,206
Fluid power	694,519	652,990	536,002
Net sales	$2,375,445	$2,212,849	$1,893,208

Information by geographic area

Year Ended June 30,	2012	2011	2010
Net Sales:
United States	$2,009,317	$1,891,700	$1,644,237
Canada	292,913	260,015	199,772
Mexico	73,215	61,134	49,199
Total	$2,375,445	$2,212,849	$1,893,208

June 30,	2012	2011
Long-Lived Assets:
United States	$198,076	$191,947
Canada	42,624	29,893
Mexico	10,323	13,706
Total	$251,023	$235,546